Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Goodwill - gross		¥ 1,100,315	¥ 1,087,374
Accumulated impairments		(316,427)	(318,822)
Goodwill		783,888	768,552
Increase (decrease) due to:
Acquisitions	[1]	19,954	39,763
Sales and dispositions		(1,294)	(609)
Translation adjustments		24,606	(20,639)
Other		(5)	(3,179)
Goodwill - gross		1,145,656	1,100,315
Accumulated impairments		(318,507)	(316,427)
Goodwill		827,149	783,888
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		170,974	153,955
Goodwill		170,974	153,955
Increase (decrease) due to:
Acquisitions	[1]		17,945
Translation adjustments		1,386	(926)
Goodwill - gross		172,360	170,974
Goodwill		172,360	170,974
Music
Goodwill [Line Items]
Goodwill - gross		391,631	403,676
Accumulated impairments		(306)	(306)
Goodwill		391,325	403,370
Increase (decrease) due to:
Acquisitions	[1]	1,791	2,956
Sales and dispositions		(902)
Translation adjustments		16,609	(13,802)
Other			(1,199)
Goodwill - gross		409,129	391,631
Accumulated impairments		(306)	(306)
Goodwill		408,823	391,325
Pictures
Goodwill [Line Items]
Goodwill - gross		257,074	252,262
Accumulated impairments		(104,700)	(106,778)
Goodwill		152,374	145,484
Increase (decrease) due to:
Acquisitions	[1]	13,007	14,889
Sales and dispositions		(392)	(609)
Translation adjustments		6,026	(5,410)
Other		1,467	(1,980)
Goodwill - gross		278,991	257,074
Accumulated impairments		(106,509)	(104,700)
Goodwill		172,482	152,374
Electronics Products & Solutions
Goodwill [Line Items]
Goodwill - gross		194,635	194,416
Accumulated impairments		(182,446)	(182,462)
Goodwill		12,189	11,954
Increase (decrease) due to:
Acquisitions	[1]	5,156	364
Translation adjustments		267	(129)
Other		(1,472)
Goodwill - gross		198,600	194,635
Accumulated impairments		(182,460)	(182,446)
Goodwill		16,140	12,189
Imaging & Sensing Solutions
Goodwill [Line Items]
Goodwill - gross		46,192	46,564
Goodwill		46,192	46,564
Increase (decrease) due to:
Translation adjustments		318	(372)
Goodwill - gross		46,510	46,192
Goodwill		46,510	46,192
Financial Services
Goodwill [Line Items]
Goodwill - gross		11,540	7,931
Accumulated impairments		(706)	(706)
Goodwill		10,834	7,225
Increase (decrease) due to:
Acquisitions	[1]		3,609
Goodwill - gross		11,540	11,540
Accumulated impairments		(706)	(706)
Goodwill		10,834	10,834
All Other
Goodwill [Line Items]
Goodwill - gross		28,269	28,570
Accumulated impairments		(28,269)	(28,570)
Increase (decrease) due to:
Goodwill - gross		28,526	28,269
Accumulated impairments		¥ (28,526)	¥ (28,269)

[1]	Acquisitions for the fiscal year ended March 31, 2021 primarily related to the acquisition of PureFlix in the Pictures segment. Refer to Note 25.